Commitments and Contingencies - Schedule of Remaining Funding Commitments (Details) - Feb. 28, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Commitments And Contingencies Disclosure [Abstract]
2020	¥ 25,000	$ 3,736
2021	30,000	4,484
Total	¥ 55,000	$ 8,220